SCHWAB INVESTMENTS

Schwab Tax-Free Bond FundTM

Schwab California Tax-Free Bond FundTM

(collectively, the “Funds”)

Supplement dated February 13, 2015, to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), all dated December 16, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the referenced Summary Prospectuses, Prospectus and SAI.

Effective immediately all references to John Shelton in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG85106-00 (2/15) © 2015 All Rights Reserved

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